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       As filed with the Securities and Exchange Commission on March 17, 2003
                                                 Registration No. 333 - 10118

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      [ ] Pre-Effective Amendment No. __ [X] Post-Effective Amendment No. 2

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                600 West Broadway
                           San Diego, California 92101
                    (Address of Principal Executive Offices)

                                 (619) 687-2988
                  (Registrant's Area Code and Telephone Number)

                              Charles H. Field, Jr.
                    C/O Nicholas-Applegate Capital Management
                          600 West Broadway, 32nd Floor
                           San Diego, California 92101
                     (Name And Address Of Agent For Service)

                                    Copy To:

                                Deborah A. Wussow
                    C/O Nicholas-Applegate Capital Management
                          600 West Broadway, 32nd Floor
                           San Diego, California 92101

                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800

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     It is proposed that this filing will go effective March 17, 2003 pursuant to Rules 485(B) and 461 under the Securities Act of 1933, as amemded.

     No filing fee is required because of Registrant's reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

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                      NICHOLAS-APPLEGATE INSITUTIONAL FUNDS
                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION

         Indemnification provisions for officers and trustees of Registrant are set forth in Article V, Section 2 of the Amended and Restated Declaration of Trust, and are hereby incorporated by reference. See Item 16(1) below. Under this Article, officers and trustees will be indemnified to the fullest extent permitted to trustees by laws applicable to a Delaware business trust, subject only to such limitations as may be required by the Investment Management Company Act of 1940, as amended ("1940 Act"), and the rules thereunder. Under the 1940 Act, trustees and officers of Registrant cannot be protected against liability to Registrant or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Registrant also maintains liability insurance policies covering its trustees and officers.

Item 16.       EXHIBITS

     (1) (a) Declaration of Trust, filed with Registration Statement on December 31, 1992 and incorporated herein by reference

               (b) Amended and Restated Declaration of Trust, filed with Amendment No. 1 to Registration Statement on March 17, 1993 and incorporated herein by reference

               (c) Amended and Restated Declaration of Trust dated February 19, 1999, filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (d) Amendment No. 1 to the Amended and Restated Declaration of Trust dated February 19, 1999, filed with Registration Statement on June 18, 1999 and incorporated herein by reference

     (2)       (a) Amended By-Laws, filed with Amendment No. 2 to
               Registration Statement on April 6, 1993 and incorporated herein by reference

               (b) Amended By-Laws dated February 19, 1999, filed with Registration Statement on May 6, 1993 and incorporated herein by reference

     (3)       Voting trust agreement - none

     (4) Plan of Reorganization and Termination by Nicholas-Applegate Institutional Funds on behalf of Nicholas-Applegate Global Select Fund, Nicholas-Applegate Global -

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               Technology Fund and Nicholas-Applegate Global Health Care Fund -
               filed as Exhibit 4 to Post-Effective Amendment No. 1 on
               November 8, 2002 and incorporated herein by reference.

     (5) Provisions of instruments defining the rights of holders of securities are contained in Articles VI and VII of Registrant's Amended and Restated Declaration of Trust

     (6) (a) Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management, filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (b) Form of letter agreement dated August 31, 1999 between Registrant and Nicholas-Applegate Capital Management, filed with Registration Statement on June 18, 1999 and incorporated herein by reference

               (c) Form of Sub-Investment Advisory Agreement between Registrant and Criterion Investment Management LLC, filed with Post-Effective Amendment No. 4 to Registration Statement on
               May 25, 2000 and incorporated herein by reference

               (d) Proposed Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management, filed with Post-Effective Amendment No. 5 to Registration Statement on November 30, 2000 and incorporated herein by reference

               (e) Proposed Sub-Investment Advisory Agreement between Registrant and Criterion Investment Management LLC, filed with Post-Effective Amendment No. 5 to Registration Statement on November 30, 2000 and incorporated herein by reference

               (f) Form of letter agreement dated February 9, 2001 between Registrant and Nicholas-Applegate Capital Management amending the Investment Advisory Agreement, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and incorporated herein by reference

               (g) Letter agreement dated May 8, 2001 between Registrant and Nicholas-Applegate Capital Management Amending the Investment Advisory Agreement dated January 31, 2001, filed with Post-Effective Amendment No. 9 to Registration Statement on October 1, 2001 and incorporated herein by reference

     (7)       (a) Distribution Agreement between Registrant and
               Nicholas-Applegate Securities dated May 10, 1999, filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (b) Distribution Agreement between Registrant and
               Nicholas-Applegate Securities, filed with Post-Effective Amendment No. 5 to Registration Statement on November 30, 2000 and incorporated herein by reference

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     (8)       Benefit Plan for trustees or officers of Registrant in their capacity as such - none

     (9) (a) Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co., filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (b) Foreign Custody Agreement between Registrant and Brown Brothers Harriman & Co., filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (c) Amendment to Custodian Serviecs Agreement between Registrant and Brown Brothers Harriman & Co., filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (d) Cash Management Authorization Services Agreement between Registrant and Brown Brothers Harriman & Co., filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (e) Form of letter agreement between Restrant and Brown Brothers Harriman & Co. amending Foreign Custody Agreement dated May 1, 1999, filed with Post-Effective Amendment No. 4 to Registration Statement on May 25, 2000 and incorporated herein by reference

               (f) Form of letter agreement between Registrant and Brown
               Brother s Harriman & Co. amending Custodian Services Agreement dated May 1, 1999, filed with Post-Effective Amendment No. 4 to Registration Statement on May 25, 2000 and incorporated herein by reference

               (g) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. amending Cash Management Authorization Services Agreement dated May 1, 1999, filed with Post-Effecgive Amendment No. 4 to Registration Statement on May 25, 2000 and incorporated herein by reference

               (h) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. amending Cash Management Authorization Services Agreement dated May 1, 1999, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and incorporated herein by reference

               (i) 17f-5 Delegation Schedule between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and incorporated herein by reference

               (j) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001, filed with Post-Effective Amendment No. 7 to Registration Statement on April 10, 2001 and with Post-Effective Amendment No. 8 to Registration Statement on May 30, 2001 and incorporated herein by reference


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     (10)      (a) Rule 12b-1 Plan for Class R Shares, filed with Registration
               Statement on May 6, 1999 and incorporated herein by reference

               (b) Rule 18f-3 Plan between Registrant and Nicholas-Applegate Capital Management, filed with Registration Statement on May 6, 1999 and incorporated herein by reference

     (11) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable - filed as Exhibit 11 to the Post-Effective Amendment No. 1 on
               December 24, 2002 and incorporated herein by reference.

     (12) Opinion and consent of counsel as to the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement - filed herewith.

     (13) (a) Administration and Fund Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co., filed with Registration Statement on May 6, 1999 and incorporated herein by reference

     (14)      N/A

               (b) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management, filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (c) License Agreement between Registrant and Nicholas-Applegate Cpital Management, filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (d) Expense Limitation Agreements between Registrant and Nicholas-Applegate Capital Management on May 6, 1999 and incorporated herein by reference, and on May 20, 2002 and November 8, 2002 - filed as Exhibit 14(d) to the Post-Effective Amendment No. 1 on December 24, 2002 and incorporated herein by reference.

               (e) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, filed with Registration Statement on May 27, 1999 and incorporated herein by reference

               (f) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. Amending to Adminstration and Fund Accounting Agency Agreement dated May 1, 1999, filed with Post-Effective Amendment No. 4 to Registration Statement on May 27, 2000 and incorporated herein by reference

               (g) Form of letter agreement between Registration and Nicholas-Applegate Capital Management amending Expense Limitation Agreement, filed with Registration Statement on June 18, 1999 and incorporated herein by reference

               (h) Form of letter agreement between Registrant and State Street Bank and Trust Company amending Transfer Agency and Service Agreement, filed with Registration Statement on June 18, 1999 and incorporated herein by reference


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               (i) Credit Agreement between Registrant and BankBoston, N.A., dated December 21, 1999, filed with Post-Effective Amendment
               No. 4 to Registration Statement on May 25, 2000 and incorporated herein by reference

               (j) Master Securities Lending Agreement between Registrant and Goldman, Sachs & Co. dated July 22, 1999, filed with Post-Effective Amendment No. 4 to Registration Statement on May 25, 2000 and incorporated herein by reference

               (k) Administrative Service Agreement between Registrant and Nicholas-Applegate Capital Management, filed with Post-Effective Amendment No. 5 to Registration Statement on November 30, 2000 and incorporated herein by reference

               (l) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. amending Adminstration and Fund Accounting Agency Agreement dated May 1, 1999, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and with Post-Effective Amendment No. 7 to Registration Statement on April 10, 2001 and incorporated herein by reference

               (m) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending Expense Limitation Agreement, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and incorporated herein by reference

               (n) Form of letter agreement between Registrant and State Street Bank and Trust Company amending Transfer Agency and Service Agreement, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and incorporated herein by reference

               (o) Form of letter agreement between Registrant and Fleet Bank (formally BankBoston, N.A.) amending Credit Agreement dated December 21, 1999, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and incorporated herein by reference

               (p) Amendment to Administration and Fund Accouting Agreement between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001, filed with Post-Effective Amendment No. 7 to Registration Statement on April 10, 2001 and incorporated herein by reference

               (q) Letter agreement dated May 18, 2001 between Registrant and Nicholas-Applegate Capital Management amending Expense Limitation Agreement, filed with Post-Effective Amendment No. 8 to Registration Statement on May 30, 2001 and incorporated herein by reference

               (r) Letter agreement dated September 27, 2001 between Registrant and Nicholas-Applegate Capital Management amending Expense Limitation Agreement, filed

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               with Post-Effective Amendment No. 9 to Registration Statement on
               October 1, 2001 and incorporated herein by reference

               (s) Letter agreement dated May 17, 2002 between Registrant and Nicholas-Applegate Capital Management amending Expense Limitation Agreement, filed with Post-Effective Amendment No.10 to Registration Statement on May 20, 2002 and incorporated herein by reference

     (14)      N/A

     (15)      Financial statements omitted from part B - none.

     (16) (a) Limited Powers of Attorney of Trustees filed with Post-Effective Amendment No. 12 to Registration Statement on August 1, 1994 and incorporated herein by reference

               (b) Limited Powers of Attorney of Walter E. Auch, filed with Amendment No. 14 to Registration Statement on September 26, 1994 and incorporated herein by reference

               (c) Limited Powers of Attorney of Trustees - filed as Exhibit 16 to Post-Effective Amendment No. 1 on December 24, 2002 and incorporated herein by reference.

     (17)      Additional Exhibits:
               Form of Proxy Card - filed as Exhibit 17 to Post-Effective Amendment No. 1 on December 24, 2002 and incorporated herein by reference.

Item 17.       UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


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Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act"), the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Diego and the State of California on the 17th day of March 2003.

                                       NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS


                                           By: /s/
                                              _______________________________
                                                    Charles H. Field, Jr.
                                                    Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on March 17, 2003.


/s/
----------------------
Blake Moore, Jr.
Chairman of the Board, Trustee and President
E. Blake Moore, Jr.

/s/
----------------------
William Maher
Principal Financial and Accounting Officer

/s/
----------------------
Charles H. Field, Jr.
Secretary


----------------------
Walter E. Auch *
Trustee


----------------------
Darlene DeRemer *
Trustee


----------------------
George F. Keane *
Trustee

/s/
----------------------
* By Charles H. Field, Jr.
Attorney In Fact

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